Accounts Receivable, Net	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	June 30, 2020	December 31, 2019
Accounts receivable	$38,540	$66,535
Less: Allowance for doubtful accounts	-	-
Total accounts receivable, net	$38,540	$66,535

The Company did not reserve any allowance for doubtful account during the six months ended June 30, 2020 and fiscal 2019 as the Company maintains a strict credit policy and the Company's sales arrangement usually requires advanced payment.